SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME

The Group evaluates the performance of its reportable segments based on net operating income. Segment net operating income consists of segment investment property rental revenue less segment investment property operating expense.

	Year ended December 31,
	2023	2022	2021
Revenue:
Colombia	$8,038,441	$5,690,569	$4,714,197
Peru	9,260,197	8,350,957	5,244,208
Costa Rica	22,029,141	17,849,043	15,595,526
Unallocated revenue	108,564	92,998	42,142
Total	$39,436,343	$31,983,567	$25,596,073

Investment property operating expense:
Colombia	$(989,404)	$(599,084)	$(454,333)
Peru	(1,476,086)	(1,288,280)	(1,037,161)
Costa Rica	(2,677,460)	(3,520,075)	(2,595,871)
Total	$(5,142,950)	$(5,407,439)	$(4,087,365)

Net operating income
Colombia	$7,049,037	$5,091,485	$4,259,864
Peru	7,784,111	7,062,677	4,207,047
Costa Rica	19,351,681	14,328,968	12,999,655
Total	$34,184,829	$26,483,130	$21,466,566

General and administrative:
Colombia	$(1,182,837)	$(897,455)	$(1,048,445)
Peru	(1,745,286)	(765,572)	(721,501)
Costa Rica	(2,945,824)	(2,421,168)	(3,017,494)
Corporate and other	(2,634,915)	(525,000)	(606,761)
Total	$(8,508,862)	$(4,609,195)	$(5,394,201)

Financing costs
Colombia	$(8,068,416)	$(6,267,603)	$(2,753,390)
Peru	(5,431,535)	(1,997,204)	(1,421,466)
Costa Rica	(17,611,113)	(3,483,685)	(5,620,317)
Corporate and other	—	(18,234)	(4,385)
Total	$(31,111,064)	$(11,766,726)	$(9,799,558)

SCHEDULE OF RECONCILES SEGMENT NET OPERATING INCOME TO PROFIT BEFORE TAXES

The following table reconciles segment net operating income to profit before taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Net operating income	$34,184,829	$26,483,130	$21,466,566
Unallocated revenue	108,564	92,998	42,142
General and administrative	(8,508,862)	(4,609,195)	(5,394,201)
Investment property valuation gain	20,151,026	3,525,692	12,610,127
Interest income from affiliates	664,219	561,372	424,838
Financing costs	(31,111,064)	(11,766,726)	(9,799,558)
Net foreign currency gain (loss)	284,706	299,762	(707,570)
Gain (loss) on sale of investment properties	1,165,170	(398,247)	—
Gain on sale of asset held for sale	1,022,853	—	—
Other income	307,822	100,127	151,391
Other expenses	(6,132,636)	(611,173)	(1,367,647)
Profit before taxes	$12,136,627	$13,677,740	$17,426,088

SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT

	2023	2022
Segment investment properties
Colombia	$131,057,446	$107,749,342
Peru	127,350,614	105,121,058
Costa Rica	255,764,221	236,166,233
Total	$514,172,281	$449,036,633

Reconciling items:
Cash and cash equivalents	35,242,363	14,988,112
Due from affiliates	9,463,164	8,798,945
Lease and other receivables, net	3,557,988	2,516,525
Receivable from the sale of investment properties - short term	4,072,391	—
Asset held for sale	—	2,977,147
Prepaid construction costs	1,123,590	2,317,383
Other current assets	3,443,518	1,708,313
Tenant notes receivables - long term, net	6,002,315	6,796,584
Receivable from the sale of investment properties - long term	4,147,507	—
Restricted cash equivalent	2,681,110	3,252,897
Property and equipment, net	354,437	427,719
Deferred tax asset	1,345,859	239,281
Other non-current assets	5,218,787	4,559,330
Total assets	$590,825,310	$497,618,869

Segment long-term debt
Colombia	$47,654,090	$55,260,326
Peru	61,260,237	35,662,360
Costa Rica	160,939,908	118,404,089
Total	$269,854,235	$209,326,775

Reconciling items:
Accounts payable and accrued expenses	13,127,502	8,591,922
Deposits for the sale of assets	—	2,400,000
Income tax payable	2,024,865	663,703
Retainage payable	1,737,805	3,001,433
Other current liabilities	959,539	54,983
Deferred tax liability	37,451,338	37,215,884
Security deposits	1,790,554	1,706,959
Other non-current liabilities	2,936,555	590,740
Total liabilities	$329,882,393	$263,552,399

SCHEDULE OF GEOGRAPHIC AREA INFORMATION
	2023	2022
Long-lived assets
Colombia	$131,147,272	$107,807,334
Peru	127,416,698	105,448,377
Costa Rica	256,000,132	236,471,570
Total	$514,564,102	$449,727,281